Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2017

Collection Period Start	1-Jun-17	Distribution Date	17-Jul-17
Collection Period End	30-Jun-17	30/360 Days	30
Beg. of Interest Period	15-Jun-17	Actual/360 Days	32
End of Interest Period	17-Jul-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	548,788,369.12	490,687,229.57	0.4122557
Total Securities		1,190,249,771.82	548,788,369.12	490,687,229.57	0.4122557
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	195,538,597.30	137,437,457.75	0.4908481
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	58,101,139.55	250,941.20	207.5040698	0.8962186
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	58,101,139.55	481,574.53

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,115,849.12
Monthly Interest				2,680,029.41
Total Monthly Payments				10,795,878.53

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				393,844.49
Aggregate Sales Proceeds Advance				23,001,937.97
Total Advances				23,395,782.46

Vehicle Disposition Proceeds:
Reallocation Payments				40,109,560.09
Repurchase Payments				1,658,740.24
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,116,071.55
Excess Wear and Tear and Excess Mileage				422,531.37
Remaining Payoffs				0.00
Net Insurance Proceeds				445,532.78
Residual Value Surplus				1,336,440.18
Total Collections				89,280,537.20

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	28,389,839.38			2,030
Involuntary Repossession	211,926.00			17
Voluntary Repossession	157,430.00			12
Full Termination	11,284,737.71			835
Bankruptcty	65,627.00			6
Insurance Payoff		440,335.41		31
Customer Payoff			567,765.01	33
Grounding Dealer Payoff			6,839,566.69	369
Dealer Purchase			2,275,932.20	114
Total	40,109,560.09	440,335.41	9,683,263.90	3,447

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	33,874	640,532,121.53	7.00000%	548,788,369.12
Total Depreciation Received		(9,833,456.97)		(7,882,103.33)
Principal Amount of Gross Losses	(50)	(802,847.79)		(700,307.60)
Repurchase / Reallocation	(123)	(1,934,307.14)		(1,658,740.24)
Early Terminations	(1,558)	(26,343,719.50)		(21,877,332.16)
Scheduled Terminations	(1,681)	(29,992,749.28)		(25,982,656.22)
Pool Balance - End of Period	30,462	571,625,040.85		490,687,229.57

Remaining Pool Balance
Lease Payment				78,145,975.13
Residual Value				412,541,254.44
Total				490,687,229.57

III. DISTRIBUTIONS

Total Collections					89,280,537.20
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					89,280,537.20

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					413,606.82
3. Reimbursement of Sales Proceeds Advance					24,967,862.48
4. Servicing Fee:
Servicing Fee Due					457,323.64
Servicing Fee Paid					457,323.64
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					25,838,792.94

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					250,941.20

Class A-3 Notes Monthly Interest Paid					250,941.20
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	481,574.53
Total Note and Certificate Monthly Interest Paid	481,574.53
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,960,169.73

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	58,101,139.55

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	58,101,139.55
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,859,030.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,859,030.18
Gross Reserve Account Balance			22,712,776.76
Remaining Available Collections Released to Seller			4,859,030.18
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.87
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			96%

		$	units
Recoveries of Defaulted and Casualty Receivables		990,443.20
Securitization Value of Defaulted Receivables and Casualty Receivables		700,307.60	50
Aggregate Defaulted and Casualty Gain (Loss)		290,135.60
Pool Balance at Beginning of Collection Period		548,788,369.12
Net Loss Ratio
Current Collection Period		0.0529%
Preceding Collection Period		-0.0035%
Second Preceding Collection Period		-0.0156%
Third Preceding Collection Period		0.0013%

Cumulative Net Losses for all Periods		0.2088%	2,484,726.89

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.77%	4,240,809.60	266
61-90 Days Delinquent	0.22%	1,206,134.22	74
91-120+ Days Delinquent	0.04%	223,635.61	14
More than 120 Days	0.02%	122,810.79	7
Total Delinquent Receivables:	1.06%	5,793,390.22	361

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.26%	0.26%
Preceding Collection Period		0.22%	0.22%
Second Preceding Collection Period		0.23%	0.23%
Third Preceding Collection Period		0.22%	0.21%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		39,674,577.09	2,865
Securitization Value		41,170,368.61	2,865
Aggregate Residual Gain (Loss)		(1,495,791.52)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		259,068,870.60	18,414
Cumulative Securitization Value		275,435,736.55	18,414
Cumulative Residual Gain (Loss)		(16,366,865.95)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			35,077,977.60
Reimbursement of Outstanding Advance			24,967,862.48
Additional Advances for current period			23,001,937.97
Ending Balance of Residual Advance			33,112,053.09

Beginning Balance of Payment Advance			1,094,219.14
Reimbursement of Outstanding Payment Advance			413,606.82
Additional Payment Advances for current period			393,844.49
Ending Balance of Payment Advance			1,074,456.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of June 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO